CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Effects of Changes in Company's Ownership Interest (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to Melco Resorts & Entertainment Limited	$ (930,526)	$ (811,751)	$ (1,263,492)
Transfers (to) from noncontrolling interests:
Changes from net loss attributable to Melco Resorts & Entertainment Limited's shareholders and transfers from noncontrolling interests	(932,599)	(818,702)	(1,263,512)
Melco Resorts and Entertainment (Philippines) [Member]
Transfers (to) from noncontrolling interests:
Decrease in additional paid-in capital resulting from the issuance of common shares of MRP to independent directors	0	0	(16)
Decrease in additional paid-in capital resulting from purchases of common shares of MRP from the open market	(2,952)	(6,951)	(46)
Sub-total	(2,952)	(6,951)	(62)
Studio City [Member]
Transfers (to) from noncontrolling interests:
Increase in additional paid-in capital resulting from the private placements	879	0	42
Sub-total	$ 879	$ 0	$ 42